Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Schedule of trade and other receivables

	December 31, 2023	December 31, 2022

Trade notes receivable - domestic operations	127,007	78,800
Trade notes receivable - foreign operations	443,481	536,565
	570,488	615,365

Provision for trade notes receivable - domestic operations	144,033	74,533
Provision for trade notes receivable - foreign operations	97,673	17,495
	241,706	92,028

	812,194	707,393

Allowance for expected losses - doubtful accounts	(5,185)	(4,413)
	807,009	702,980

Current	803,523	702,980
Non-Current	3,485	—